Shareholder Report, Holdings (Details)	May 31, 2025
C000006955 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[1]
C000006955 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[1]
C000006955 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000006955 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
C000006955 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000006955 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000006955 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000006955 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000006955 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000006955 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000006955 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000006955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
C000006955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000006955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[2]
C000006955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[2]
C000006955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000006955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[2]
C000006955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000006955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000006955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[2]
C000006952 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[3]
C000006952 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[3]
C000006952 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000006952 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[3]
C000006952 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000006952 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000006952 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000006952 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000006952 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000006952 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000006952 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000006952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4]
C000006952 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000006952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[4]
C000006952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[4]
C000006952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000006952 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[4]
C000006952 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000006952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000006952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[4]
C000006954 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[5]
C000006954 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[5]
C000006954 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[5]
C000006954 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
C000006954 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[5]
C000006954 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000006954 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000006954 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000006954 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000006954 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000006954 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[6]
C000006954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[6]
C000006954 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000006954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[6]
C000006954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[6]
C000006954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000006954 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[6]
C000006954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000006954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000006954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[6]
C000088417 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[7]
C000088417 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
C000088417 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[7]
C000088417 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000088417 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000088417 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[7]
C000088417 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000088417 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000088417 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000088417 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000088417 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[8]
C000088417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[8]
C000088417 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000088417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[8]
C000088417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[8]
C000088417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000088417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[8]
C000088417 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000088417 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000088417 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[8]
C000006956 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[9]
C000006956 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[9]
C000006956 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[9]
C000006956 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[9]
C000006956 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[9]
C000006956 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000006956 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000006956 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000006956 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000006956 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000006956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[10]
C000006956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[10]
C000006956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000006956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[10]
C000006956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[10]
C000006956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000006956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[10]
C000006956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000006956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000006956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.